Commitments - Contracts (Detail)	12 Months Ended
Dec. 31, 2025
Cargo contract one [member]
Summary of contract commitments [line items]
Port	Aratu
Minimum movement in tons per years	900,000
Maturity	2042
Cargo contract two [member]
Summary of contract commitments [line items]
Port	Suape
Minimum movement in tons per years	250,000
Maturity	2027
Cargo contract three [member]
Summary of contract commitments [line items]
Port	Suape
Minimum movement in tons per years	400,000
Maturity	2029
Cargo contract four [member]
Summary of contract commitments [line items]
Port	Aratu
Minimum movement in tons per years	465,403
Maturity	2031
Cargo contract five [member]
Summary of contract commitments [line items]
Port	Itaqui
Minimum movement in tons per years	1,222,377
Maturity	2049
Cargo contract Six [member]
Summary of contract commitments [line items]
Port	Itaqui
Minimum movement in tons per years	371,000
Maturity	2041
Cargo contract Seven [Member]
Summary of contract commitments [line items]
Port	Vila do Conde
Minimum movement in tons per years	343,625
Maturity	2045